Restatement of Previously Issued Financial Statements (Details) - Schedule of Combined and Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Revenue, net	$ 205,772	$ 217,272
Cost of revenue (exclusive of depreciation and amortization)	164,256	175,117
Selling, general and administrative expenses (exclusive of depreciation and amortization)	31,895	35,500
Related party expense	9,807	10,606
Depreciation and amortization	5,166	6,312
Operating loss	(5,940)	(10,371)
Other expense (income), net
Interest expense, net	2,836	2,844
Related party interest income, net	(141)	(217)
Foreign exchange losses, net	1,162	2,195
Other (income) expense, net	11	8,682
Net loss before income taxes	(9,808)	(23,875)
Income tax expense	2,920	(4,502)
Net loss	(12,728)	(28,377)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(744)	3,622
Unrealized pension actuarial gains (losses)	6,188	(8,508)
Total other comprehensive loss, net of tax	(7,284)	(33,263)
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Revenue, net	205,772	217,272
Cost of revenue (exclusive of depreciation and amortization)	164,256	175,117
Selling, general and administrative expenses (exclusive of depreciation and amortization)	29,764	44,199
Related party expense	9,807	10,606
Depreciation and amortization	5,166	6,312
Operating loss	(3,809)	(19,070)
Other expense (income), net
Interest expense, net	2,836	2,844
Related party interest income, net	(141)	(217)
Foreign exchange losses, net	1,162	2,195
Other (income) expense, net	2,142	(17)
Net loss before income taxes	(9,808)	(23,875)
Income tax expense	2,920	(4,502)
Net loss	(12,728)	(28,377)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(744)	3,622
Unrealized pension actuarial gains (losses)	6,188	(8,508)
Total other comprehensive loss, net of tax	(7,284)	(33,263)
Restatement Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Selling, general and administrative expenses (exclusive of depreciation and amortization)	(2,131)	8,699
Operating loss	2,131	(8,699)
Other expense (income), net
Other (income) expense, net	2,131	(8,699)
Net loss before income taxes
Net loss
Other comprehensive income (loss), net of tax
Total other comprehensive loss, net of tax
Related Party | As Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Revenue, net	178	272
Cost of revenue (exclusive of depreciation and amortization)	766	380
Related Party | As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Revenue, net	178	272
Cost of revenue (exclusive of depreciation and amortization)	$ 766	$ 380